Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series E Previously Reported Preferred Stock	Series E Preferred Stock	Series F Previously Reported Preferred Stock	Series F Preferred Stock	Series G Previously Reported Preferred Stock	Series G Preferred Stock	Series H Previously Reported Preferred Stock	Series H Preferred Stock	Series I Preferred Stock	Previously Reported Common Stock	Previously Reported Treasury stock	Previously Reported Additional Paid in Capital	Previously Reported Accumulated Deficit	Previously Reported Non-Controlling Interest	Previously Reported Other Comprehensive Income	Previously Reported	Common Stock	Treasury stock	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Total
Balance at Dec. 31, 2023																		$ 25	$ (78,456)	$ 191,456,411	$ (217,655,876)	$ 852,206	$ (174,143)	$ (25,599,833)
Balance (in Shares) at Dec. 31, 2023			450															25,370	(9)
Shares issued for minority interest																		$ 17		333,316				333,333
Shares issued for minority interest (in Shares)																		16,667
Cash received for stock																		$ 9		221,591				221,600
Cash received for stock (in Shares)																		8,882
Cash received for preferred stock																				210,000				210,000
Cash received for preferred stock (in Shares)							284
Shares issued for acquisition of marketable securities																		$ 4		67,637				67,641
Shares issued for acquisition of marketable securities (in Shares)																		3,904
Common stock issued upon conversion of notes payable																		$ 65		1,377,185				1,377,250
Common stock issued upon conversion of notes payable (in Shares)																		64,967
Deemed Dividend																				33,017,888	(33,017,888)
Foreign currency translation adjustments																							(123,574)	(123,574)
Preferred stock issued upon conversion of notes payable					$ 8		$ 1													3,589,002				3,589,011
Preferred stock issued upon conversion of notes payable (in Shares)					7,863		692
Shares issued for acquisition of consolidated subsidiary																		$ 2		108,998				109,000
Shares issued for acquisition of consolidated subsidiary (in Shares)																		1,750
Common stock issued for financing fees																		$ 2		78,254				78,256
Common stock issued for financing fees (in Shares)																		1,651
Shares issued for conversion of preferred to common					$ (5)													$ 47		(42)
Shares issued for conversion of preferred to common (in Shares)					(4,745)													47,450
Shares issued for rounding in reverse stock split																				12,084	(12,084)
Shares issued for rounding in reverse stock split (in Shares)																		178
Shares issued for settlement of accounts payable							$ 1		$ 4									$ 40		4,225,037				4,225,082
Shares issued for settlement of accounts payable (in Shares)							975		3,798									40,406
Stock based compensation in Creatd, Inc.																		$ 19		4,132,833				4,132,852
Stock based compensation in Creatd, Inc. (in Shares)							134											19,476
Stock based compensation in consolidated subsidiaries																						5,309,487		5,309,487
Fair value allocation of warrants issued with debt																				356,796				356,796
Net loss																					(2,114,952)	(2,555,059)		(4,670,011)
Balance at Dec. 31, 2024				$ 3	$ 3	$ 2	$ 2	$ 4	$ 4		$ 230	$ (78,456)	$ 239,186,990	$ (252,800,800)	$ 3,606,634	$ (297,717)	$ (10,383,110)	$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)
Balance (in Shares) at Dec. 31, 2024		450	450	3,118	3,118	2,085	2,085	3,798	3,798		230,701	(9)						230,700	(9)
Shares issued for exercise of warrants																		$ 225		(225)
Shares issued for exercise of warrants (in Shares)																		224,820
Cash received for stock							$ 2											$ 13		1,507,125				1,507,140
Cash received for stock (in Shares)							1,657											13,807
Shares issued as part of acquisition of consolidated subsidiaries							$ 9											$ 53		14,072,253				14,072,315
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)							9,475											52,807
Deemed Dividend																				1,311,581	(1,311,581)
Foreign currency translation adjustments																							(358)	(358)
Common stock issued for financing fees																		$ 2		2,120				2,122
Common stock issued for financing fees (in Shares)																		92
Shares issued for conversion of preferred to common					$ (1)													$ 9		(8)
Shares issued for conversion of preferred to common (in Shares)					(835)													8,350
Shares issued for settlement of liabilities																		$ 1		9,157				9,158
Shares issued for settlement of liabilities (in Shares)																		747
Stock issued for prepaid services																				21,875				21,875
Stock based compensation in Creatd, Inc.																		$ 8		949,924				949,932
Stock based compensation in Creatd, Inc. (in Shares)																		8,683
Net loss																					(2,004,597)	(35,078)		(2,039,675)
Balance at Mar. 31, 2025					$ 2		$ 13		$ 4									$ 541	$ (78,456)	257,060,792	(256,116,978)	3,571,556	(298,075)	4,139,399
Balance (in Shares) at Mar. 31, 2025			450		2,283		13,217		3,798	0								540,006	(9)
Balance at Dec. 31, 2024				$ 3	$ 3	$ 2	$ 2	$ 4	$ 4		$ 230	$ (78,456)	$ 239,186,990	$ (252,800,800)	$ 3,606,634	$ (297,717)	(10,383,110)	$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)
Balance (in Shares) at Dec. 31, 2024		450	450	3,118	3,118	2,085	2,085	3,798	3,798		230,701	(9)						230,700	(9)
Shares issued for exercise of warrants																		$ 368		1,632				2,000
Shares issued for exercise of warrants (in Shares)																		367,870
Shares issued for minority interest										$ 23										939,477		(100,000)		839,500
Shares issued for minority interest (in Shares)							134			23,000
Cash received for stock							$ 2											$ 13		2,077,124				2,077,139
Cash received for stock (in Shares)							2,419											13,807
Shares issued as part of acquisition of consolidated subsidiaries							$ 9											$ 53		14,072,253				14,072,315
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)							9,475											52,807
Shares issued for acquisition of marketable securities																		$ 3		16,254				16,257
Shares issued for acquisition of marketable securities (in Shares)																		2,508
Common stock issued upon conversion of notes payable							$ 2													1,110,102				1,110,104
Common stock issued upon conversion of notes payable (in Shares)	200						1,642
Deemed Dividend																				2,071,047	(2,071,047)
Foreign currency translation adjustments																							(688)	(688)
Common stock issued for financing fees																		$ 1		2,122				2,123
Common stock issued for financing fees (in Shares)																		92
Shares issued for conversion of preferred to common					$ (1)													$ 9		(8)
Shares issued for conversion of preferred to common (in Shares)					(835)													8,350
Shares issued for settlement of liabilities	$ 1						$ 1											$ 26		443,909		135,611		579,548
Shares issued for settlement of liabilities (in Shares)	687						640											24,533
Stock issued for prepaid services																				185,437				185,437
Stock based compensation in Creatd, Inc.							$ 1			$ 15								$ 56		5,305,149				5,305,221
Stock based compensation in Creatd, Inc. (in Shares)	200						885			14,812								57,125
Stock based compensation in consolidated subsidiaries																						2,885,097		2,885,097
Fair value allocation of warrants issued with debt																				1,561,528				1,561,528
Sale of noncontrolling interest in Flyte, Inc.																						100,000		100,000
Net loss																					(8,054,471)	(1,310,081)		(9,364,552)
Balance at Dec. 31, 2025	$ 1				$ 2		$ 17		$ 4	$ 38							$ 8,987,919	$ 759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919
Balance (in Shares) at Dec. 31, 2025	1,087		450		2,283		17,280		3,798	37,812								757,792	(9)
Stock based compensation in Creatd, Inc.																		$ 1		11,204,776				11,204,777
Stock based compensation in Creatd, Inc. (in Shares)																		1,819
Fair value allocation of warrants issued with debt																				238,170				238,170
Issuance of common stock for fractional shares																		$ 11		(11)
Issuance of common stock for fractional shares (in Shares)																		10,577
Non controlling interest divested in disposition of business																						(1,953,772)		(1,953,772)
Net loss																					(14,422,187)	(401,575)		(14,823,762)
Balance at Mar. 31, 2026	$ 1				$ 2		$ 17		$ 4	$ 38								$ 771	$ (78,456)	$ 278,415,951	$ (277,348,505)	$ 2,961,914	$ (298,405)	$ 3,653,332
Balance (in Shares) at Mar. 31, 2026	1,087		450		2,283		17,280		3,798	37,812								770,188	(9)